Share-Based Compensation (Summary of Weighted Average Assumptions in Stock Options) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current Year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Exercise price per option	$ 78.95
Expected annual dividend yield	2.49%
Expected volatility	33.00%
Risk-free interest rate	3.84%
Average expected life of options (years)	8.5
Prior Year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Exercise price per option		$ 77.50
Expected annual dividend yield		2.45%
Expected volatility		30.00%
Risk-free interest rate		2.00%
Average expected life of options (years)		8.5